Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2013
Summary of Investments - Other than Investments in Related Parties

Schedule I

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Summary of Investments – Other than Investments in Related Parties

December 31, 2013

(In thousands)

Type of investment	Amortized cost (1)	Fair value	Amount at which shown in the balance sheet
Fixed-maturity securities:
U.S. government	$57,053	57,228	57,228
States and political subdivisions	17,574	16,509	16,509
Foreign government	2,534	2,423	2,423
Public utilities	39,615	43,330	43,330
Corporate securities	343,790	364,231	364,231
Mortgage-backed securities	154,728	162,149	162,149

Total fixed-maturity securities	615,294	645,870	645,870

Other investments:
Policy loans	263		263
Derivatives	5,508		5,508

Total other investments	5,771		5,771

Total investments	$621,065		651,641

(1)	Original cost of fixed-maturity securities reduced by repayments and adjusted for amortization of premiums or accrual discounts